Consolidated Statements of Changes in Equity $ in Millions, $ in Millions	CAD ($)	Issued capital Class A Common Shares USD ($)	Issued capital Class A Common Shares CAD ($)	Issued capital Class B Subordinate Voting Shares CAD ($)	Retained earnings CAD ($)	Contributed surplus CAD ($)	Accumulated other comprehensive income CAD ($)	Non-controlling interests CAD ($)	SSM/SC Retained earnings CAD ($)	SSM/SC Non-controlling interests CAD ($)
Adjustment for new accounting pronouncement							$ (34)
Beginning of year at Dec. 31, 2017			$ 6	$ 6,603	$ 12,796	$ 202	244	$ 142
Issued on exercise of options (Note 24(c))				69		(15)
Profit (loss) for the year attributable to shareholders of the company	$ 3,107				3,107
Dividends paid (Note 24(g))					(172)
Share repurchases (Note 24(h))				(77)	(119)
Changes in non controlling interest					159			(16)	$ 0	$ 0
Remeasurements of retirement benefit plans	(8)				(8)		(8)
Share option compensation expense (Note 24(c))						17
Other comprehensive income (loss)	382						382
Profit for the year attributable to non-controlling interests	38							38
Other comprehensive income (loss) attributable to non-controlling interests	10							10
Dividends or distributions								(40)
End of year at Dec. 31, 2018	23,018			6,595	15,495	204	584	134
Adjustment for new accounting pronouncement							0
Issued on exercise of options (Note 24(c))				13		(3)
Profit (loss) for the year attributable to shareholders of the company	(605)				(605)
Dividends paid (Note 24(g))					(111)
Share repurchases (Note 24(h))				(285)	(367)
Changes in non controlling interest					0			0	$ (4)	$ 675
Remeasurements of retirement benefit plans	(74)				(74)		(74)
Share option compensation expense (Note 24(c))						18
Other comprehensive income (loss)	(201)						(201)
Profit for the year attributable to non-controlling interests	17							17
Other comprehensive income (loss) attributable to non-controlling interests	(30)							(30)
Dividends or distributions								(26)
End of year at Dec. 31, 2019	$ 22,074	$ 6		$ 6,323	$ 14,447	$ 219	$ 309	$ 770